UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC California Municipal Money Market Fund
March 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--97.0%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Schools of
the Sacred Heart - San
Francisco) (LOC; Bank of
America)	0.28	4/7/12	1,700,000	a	1,700,000
Alameda County Industrial
Development Authority, Revenue
(PlyProperties Project) (LOC;
Wells Fargo Bank)	0.27	4/7/12	310,000	a	310,000
Antelope Valley Community College
District, GO Notes, TRAN	2.00	11/30/12	1,000,000		1,011,089
California Department of Water
Resources, Power Supply Revenue	5.25	5/1/12	985,000		988,867
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.15	5/18/12	1,000,000		1,000,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.20	4/7/12	6,000,000	a	6,000,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.18	4/7/12	1,600,000	a	1,600,000
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West Loan Program)
(LOC; Citibank NA)	0.24	4/7/12	4,400,000	a	4,400,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.39	4/7/12	2,785,000	a	2,785,000
California Infrastructure and

Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.27	4/7/12	1,650,000	a	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (Goodwill Industries
of Orange County, California)
(LOC; Wells Fargo Bank)	0.30	4/7/12	900,000	a	900,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
JPMorgan Chase Bank)	0.21	4/1/12	2,810,000	a	2,810,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.19	4/7/12	6,100,000	a	6,100,000
California Pollution Control
Financing Authority, SWDR
(Crown Disposal Company, Inc.
Project) (LOC; Union Bank NA)	0.22	4/7/12	2,825,000	a	2,825,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.29	4/7/12	1,900,000	a	1,900,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.25	4/7/12	2,430,000	a	2,430,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.29	4/7/12	1,725,000	a	1,725,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company,
Inc. Project) (LOC; Union Bank
NA)	0.25	4/7/12	955,000	a	955,000
California Pollution Control
Financing Authority, SWDR

(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.29	4/7/12	1,500,000	a	1,500,000
California School Cash Reserve
Program Authority, Revenue	2.00	12/31/12	4,000,000		4,044,862
California Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project) (P-FLOATS Series
PT-4184) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.43	4/7/12	2,250,000 a,b,c		2,250,000
California Statewide Communities
Development Authority, MFHR
(Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	0.30	4/7/12	860,000	a	860,000
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.25	4/7/12	1,640,000	a	1,640,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.18	4/7/12	3,000,000	a	3,000,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.18	4/7/12	4,000,000	a	4,000,000
California Statewide Communities
Development Authority, Revenue
(Metropolitan Area Advisory
Committee Project) (LOC; Bank
of America)	0.44	4/7/12	1,225,000	a	1,225,000
California Statewide Communities
Development Authority, Revenue
(Tiger Woods Learning Center
Foundation) (LOC; Bank of
America)	0.57	4/7/12	2,450,000	a	2,450,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	2,000,000		2,000,000
JPMorgan Chase Putters/Drivers
Trust (California, GO Notes,
RAN (PUTTERS, Series 4064))
(Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan

Chase Bank)	0.20	4/1/12	3,400,000 a,b,c		3,400,000
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
Schools and Community College
Districts)	2.00	1/31/13	3,200,000		3,241,073
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.20	4/1/12	1,700,000	a	1,700,000
Riverside County,
COP, Refunding (Public Safety
Communication and Woodcrest
Library Projects) (LOC; Bank
of America)	0.25	4/7/12	1,000,000	a	1,000,000
Sacramento City Financing
Authority, Revenue, Refunding
(Master Lease Program
Facilities) (P-FLOATS Series
PT-4698) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	0.45	4/7/12	2,815,000 a,b,c		2,815,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.28	4/7/12	3,900,000	a	3,900,000
Sacramento Suburban Water
District, COP, Refunding (LOC;
Lloyds TSB Bank PLC)	0.22	4/7/12	1,000,000	a	1,000,000
San Diego County,
COP (Burnham Institute for
Medical Research) (LOC; Bank
of America)	0.27	4/7/12	1,090,000	a	1,090,000
San Diego County and San Diego
County School Districts,
Program Note Participations,
TRAN	2.00	4/30/12	3,300,000		3,303,721
San Francisco Bay Area Rapid
Transit District, Sales Tax

Revenue, Refunding	5.00	7/1/12	125,000		126,407
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Citigroup ROCS,
Series RR II R-13102CE)
(Liquidity Facility; Citibank
NA and LOC; Citibank NA)	0.29	4/7/12	4,225,000 a,b,c		4,225,000
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.17	4/7/12	400,000	a	400,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.17	4/7/12	935,000	a	935,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	10/4/12	1,000,000		1,006,915

Total Investments (cost $92,202,934)			97.0%		92,202,934
Cash and Receivables (Net)			3.0%		2,850,780
Net Assets			100.0%		95,053,714

a	Variable rate demand note - rate shown is the interest rate in effect at March 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to $12,690,000 or 13.4% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
P-FLOATS	Puttable Floating Option Tax-Exempts Receipts	PILOT	Payment in Lieu of Taxes
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	92,202,934
Level 3 - Significant Unobservable Inputs	-
Total	92,202,934

+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Massachusetts Municipal Money Market Fund
March 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--98.7%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--94.1%
Boston Water and Sewer Commission,
General Revenue (LOC; State
Street Bank and Trust Co.)	0.16	4/7/12	1,000,000	a	1,000,000
Manchester Essex Regional School
District, GO Notes, BAN	0.85	8/17/12	1,600,000	b	1,603,627
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.17	4/1/12	205,000	a	205,000
Massachusetts,
GO Notes (Consolidated Loan)
(Liquidity Facility; Wells
Fargo Bank)	0.19	4/1/12	3,150,000	a	3,150,000
Massachusetts,
GO Notes, Refunding	5.00	7/1/12	285,000		288,209
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Wells Fargo Bank)	0.17	4/7/12	3,500,000	a	3,500,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC;
FHLB)	0.18	4/7/12	1,400,000	a,b	1,400,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.18	4/7/12	9,830,000	a,b	9,830,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.15	4/7/12	4,000,000	a,b	4,000,000
Massachusetts Development Finance
Agency, Revenue (Boston

University Issue) (LOC; FHLB)	0.18	4/7/12	4,345,000	a,b	4,345,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)	0.20	4/1/12	450,000	a,b	450,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Bank)	0.18	4/7/12	2,500,000	a,b	2,500,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.17	4/7/12	3,800,000	a,b	3,800,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Whaling Museum Issue) (LOC;
Bank of America)	0.47	4/7/12	600,000	a	600,000
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)
(Citigroup ROCS, Series RR II
R-11999X) (Liquidity Facility;
Citibank NA)	0.19	4/7/12	675,000 a,c,d		675,000
Massachusetts Development Finance
Agency, Revenue (The Institute
of Contemporary Art Issue)
(LOC; Bank of America)	0.47	4/7/12	650,000	a	650,000
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.17	4/7/12	2,630,000	a	2,630,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.17	4/7/12	3,000,000	a,b	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Bank)	0.18	4/7/12	2,445,000	a	2,445,000
Massachusetts Health and
Educational Facilities

Authority, Revenue (Harrington
Memorial Hospital Issue) (LOC;
TD Bank)	0.17	4/7/12	1,200,000	a	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.19	4/1/12	1,420,000	a,b	1,420,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue) (Citigroup
ROCS, Series RR II R-10390)
(Liquidity Facility; Citibank
NA)	0.21	4/1/12	2,000,000 a,b,c,d		2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hebrew
Rehabilitation Center Issue)
(LOC; Bank of America)	0.29	4/7/12	2,500,000	a	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.28	4/7/12	3,425,000	a	3,425,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.20	4/1/12	1,000,000	a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; US Bank NA)	0.18	4/1/12	3,500,000	a,b	3,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.20	4/1/12	300,000	a,b	300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.15	4/7/12	3,000,000	a,b	3,000,000
Massachusetts Water Pollution

Abatement Trust (Pool Program)	4.00	8/1/12	125,000		126,453
Randolph,
GO Notes, BAN	1.50	8/30/12	1,140,000		1,143,734
RBC Municipal Products Inc. Trust
(Series E-32) (Massachusetts,
GO Notes, Refunding) (LOC;
Royal Bank of Canada)	0.18	4/7/12	4,000,000 a,c,d		4,000,000
Wachusett Regional School
District, GO Notes, RAN	0.70	5/4/12	1,000,000	b	1,000,266

U.S. Related--4.6%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11762) (Liquidity Facility;
Citibank NA)	0.22	4/7/12	3,500,000 a,c,d		3,500,000

Total Investments (cost $74,187,289)			98.7%		74,187,289
Cash and Receivables (Net)			1.3%		946,936
Net Assets			100.0%		75,134,225

a Variable rate demand note - rate shown is the interest rate in effect at March 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At March 31, 2012, the fund had $42,148,893 or 56.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to $10,175,000 or 13.5% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
P-FLOATS	Puttable Floating Option Tax-Exempts Receipts	PILOT	Payment in Lieu of Taxes
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	74,187,289
Level 3 - Significant Unobservable Inputs	-
Total	74,187,289

+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New York Municipal Money Market Fund
March 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--95.9%	Rate (%)	Date	Amount ($)		Value ($)
New York--93.1%
Addison Central School District,
GO Notes, BAN	1.50	6/15/12	1,000,000		1,001,636
Albany County,
GO Notes, TAN	1.00	5/10/12	2,300,000		2,301,670
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC; RBS
Citizens NA)	0.28	4/7/12	1,270,000	a	1,270,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)	0.30	4/7/12	7,035,000	a	7,035,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.24	4/7/12	1,900,000	a	1,900,000
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
U.S. Bank NA)	0.34	4/7/12	2,165,000	a	2,165,000
Cayuga County,
GO Notes, BAN	1.25	2/8/13	1,000,000		1,005,522
Cortland Enlarged City School
District, GO Notes, BAN	1.50	7/27/12	2,800,000		2,808,033
East Quogue Union Free School
District, GO Notes, TAN	1.25	6/27/12	1,300,000		1,302,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.20	4/7/12	4,175,000	a	4,175,000

Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.40	4/7/12	2,245,000	a	2,245,000
Evans-Brant Central School
District, GO Notes, BAN	1.50	6/29/12	2,300,000		2,305,015
JPMorgan Chase Putters/Drivers
Trust (Series 4073)
(Metropolitan Transportation
Authority, Transportation
Revenue) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	0.20	4/1/12	4,000,000 a,b,c		4,000,000
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	2,600,000		2,603,749
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.35	4/7/12	7,600,000	a	7,600,000
Middletown,
GO Notes, BAN	0.75	7/31/12	1,000,000		1,001,233
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.24	4/7/12	2,300,000	a	2,300,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.24	4/7/12	4,800,000	a	4,800,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.29	4/7/12	4,700,000	a	4,700,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.19	4/7/12	3,100,000	a	3,100,000
New York City Capital Resource

Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc.) (LOC; Bank of America)	0.28	4/7/12	7,500,000	a	7,500,000
New York City Housing Development
Corporation, MFMR (Queens
Family Courthouse Apartments)
(LOC; Citibank NA)	0.25	4/7/12	6,700,000	a	6,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.27	4/7/12	2,900,000	a	2,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; TD Bank)	0.27	4/7/12	3,700,000	a	3,700,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.35	4/7/12	2,745,000	a	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.35	4/7/12	4,055,000	a	4,055,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement System and
State Street Bank and Trust
Co.)	0.21	4/1/12	12,000,000	a	12,000,000
New York City Trust for Cultural
Resources, Revenue (Alvin
Ailey Dance Foundation) (LOC;
Citibank NA)	0.26	4/7/12	3,265,000	a	3,265,000
New York State Housing Finance
Agency, Housing Revenue (2180
Broadway Housing Project)
(LOC; Wells Fargo Bank)	0.20	4/7/12	15,000,000	a	15,000,000
New York State Housing Finance
Agency, Housing Revenue

(Baisley Park Gardens) (LOC;
Citibank NA)	0.23	4/7/12	2,000,000	a	2,000,000
New York State Thruway Authority,
General Revenue, BAN	2.00	7/12/12	200,000		200,777
Newark Central School District,
GO Notes, BAN	1.50	6/25/12	1,000,000		1,002,206
Niagara Wheatfield Central School
District, GO Notes, BAN
(Various Improvements)	1.50	3/27/13	1,000,000		1,008,324
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Network Inc. Obligated
Group; Faxton-Saint Luke's
Healthcare) (LOC; Bank of
America)	0.30	4/7/12	1,000,000	a	1,000,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	0.33	4/7/12	1,855,000	a	1,855,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Trust)	0.24	4/7/12	1,690,000	a	1,690,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	1.50	6/21/12	3,000,000		3,004,951
Port Authority of New York and New
Jersey, Equipment Notes	0.25	4/7/12	4,000,000	a	4,000,000
Port Jefferson Union Free School
District, GO Notes, TAN	1.50	6/28/12	1,800,000		1,804,533
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.40	4/7/12	2,800,000	a	2,800,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.29	4/7/12	2,380,000	a	2,380,000
Salina,

GO Notes, BAN	1.50	6/22/12	1,500,000		1,502,433
Sullivan County,
GO Notes, BAN	1.25	3/8/13	1,400,000		1,408,449
Sullivan County,
GO Notes, TAN	1.25	3/15/13	1,000,000		1,007,112
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; RBS Citizens NA)	0.26	4/7/12	3,065,000	a	3,065,000
Valley Central School District at
Montgomery, GO Notes, BAN	0.75	6/29/12	1,000,000		1,000,855

U.S. Related--2.8%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.29	4/7/12	4,400,000	a	4,400,000

Total Investments (cost $152,613,498)			95.9%		152,613,498
Cash and Receivables (Net)			4.1%		6,454,995
Net Assets			100.0%		159,068,493

a Variable rate demand note - rate shown is the interest rate in effect at March 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, this security amounted to $4,000,000 or 2.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
P-FLOATS	Puttable Floating Option Tax-Exempts Receipts	PILOT	Payment in Lieu of Taxes
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	152,613,498
Level 3 - Significant Unobservable Inputs	-
Total	152,613,498

+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)